The following table presents changes in Level 3 liabilities measured at fair value for the three months ended October 31, 2021. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified with (Details) - USD ($)
	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Balance, January 31, 2021	$ 213,741	$ 2,611,125
Changes due to Conversion of Notes Payable	(76,144)
Balance, October 31, 2021	391,868	213,741	$ 2,611,125
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 31, 2021	213,741	2,611,125	2,041,260
Settlement due to Repayment of Debt	(151,163)	264,487	1,212,189
Changes due to Issuance of New Convertible Notes	316,883	(3,470,300)	(67,623)
Changes due to Conversion of Notes Payable		(20,185)	(755,253)
Mark to Market Change in Derivatives	88,551	828,614	180,552
Balance, October 31, 2021	$ 391,868	$ 213,741	$ 2,611,125